UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-4429
Dreyfus U.S. Treasury Long Term Fund

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166

Registrant's telephone number, including area code: (212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	3/31/05

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FORM N-Q
Item 1.	Schedule of Investments.

DREYFUS U.S. TREASURY LONG TERM FUND
Statement of Investments
March 31, 2005 (Unaudited)	Prinicipal
	Amount($)		Value ($)
Bonds and Notes - 98.5%
U.S. Government Agencies/Mortgage-Backed- 3.7%
Small Business Administration,
Ser. 2005-P10A, Cl. 1, 4.638%, 2/10/2015	3,000,000		2,949,707

U.S. Treasury Bonds - 63.2%
5.25%, 11/15/2028	5,210,000		5,480,867
5.25%, 2/15/2029	9,215,000		9,706,344
6%, 2/15/2026	3,000,000		3,432,750
6.125%, 11/15/2027	3,500,000		4,091,850
7.25%, 8/15/2022	3,500,000		4,475,205
7.125% 2/15/2023	1,650,000		2,090,600
7.625%, 2/15/2025	10,175,000		13,711,932
8%, 11/15/2021	5,175,000		7,029,099
			50,018,647
U.S. Treasury Inflation Protected Securities - 2.0%
3%, 7/15/2012	1,452,954	a,b	1,600,284

U.S. Treasury Notes - 29.6%
1.625%, 10/31/2005	150,000	b	148,716
2.5%, 5/31/2006	12,130,000	b	11,988,807
4.25%, 8/15/2013	9,770,000	b	9,637,577
5%, 2/15/2011	1,600,000	b	1,662,304
			23,437,404

Total Bonds and Notes
(cost $77,687,642)			78,006,042

	Face Amount
Options - .0%	Covered by
Call Options - 0%	Contracts ($)		Value($)
U.S. Treasury Notes, 4%, 2/15/2015
May 2005@ 96.9375	800,000		5,600
Put Options -0%
U.S. Treasury Notes, 4%, 2/15/2015
June 2005@ 95.328125	885,000		8,142
Total Options
(cost $20,655)			13,742

	Principal
Short Term - .6%	Amount ($)		Value($)
U.S. Treasury Bills,
2.26%, 4/14/2005	170,000		169,842
2.33%, 5/26/2005	200,000		199,204
2.49%, 6/16/05	125,000	c	124,290
Total Short Term Investments
(cost $493,306)			493,336

	Shares		Value ($)
Investment of Cash Collateral for Securities Loaned- 32.5%
Registered Investment Company:
Dreyfus Institutional Cash Advantage Fund
(cost $25,721,206)	25,721,206	d	25,721,206

Total Investments (cost $103,922,809)	131.7%		104,234,326
Liabilities, Less Cash and Receivables	(31.7)%		(25,070,773)
Net Assets	100.0%		79,163,553

a	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
b	All or a portion of these securities are on loan. At March 31, 2005, the total market value of the fund's securities on loan is $25,037,688 and the total market value of the collateral held by the fund is $25,721,206.
c	Held by a broker as collateral for open financial futures position.
d	Investments in affiliated money market mutual funds.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS U.S. TREASURY LONG TERM FUND
Statement of Financial Futures
March 31, 2005 (Unaudited)
				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 3/31/2005 ($)

Financial Futures Long
U.S. Treasury 10 Year Notes	128	13,986,000	June 2005	(168,000)

Financial Futures Short
U.S. Treasury 2 Year Notes	91	18,827,047	June 2005	81,047
				(86,953)

DREYFUS U.S. TREASURY LONG TERM FUND
Statement of Options Written
March 31, 2005 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)	Value($)

Call Options
U.S. Treasury Notes, 4%, 2/15/2015
May 2005@ 98.484375	1,600,000.00		4,816

Put Options
U.S. Treasury Notes, 4%, 2/15/2015
June 2005@ 93.53125	1,770,000.00		6,036

(Premiums received $ 20,655)			10,852

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus U.S. Treasury Long Term Fund
By:	/s/Stephen E. Canter
Stephen E. Canter
President

Date:	May 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	May 20, 2005

By:	/s/James Windels
James Windels
Chief Financial Officer

Date:	May 20, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

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